Commitments (Tables)	12 Months Ended
Dec. 31, 2021
The Company has long-term arrangements with commitments that are not recognized as liabilities as at December 31, 2021 and 2020 as follows:

The Company has long-term arrangements with commitments that are not recognized as liabilities as at December 31, 2021 and 2020 as follows:

a)	Employment Agreement

	December 31 2021	December 31 2020
	$	$
Management services – officers	380,000	192,000